Share-based payments - Disclosure of fair value of the BSAs at grant date using the Black Scholes model (Details) - BSA-2026-1	3 Months Ended
Mar. 31, 2026 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)	€ 99.63
NUMBER OF BSAs (in shares) | shares	23,477
SUBSCRIPTION PRICE (in euro per share)	€ 20.23
STRIKE PRICE PER SHARE (in euro per share)	€ 99.63
RISK FREE RATE	3.77%
VOLATILITY	99.33%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE BSA ( in euro per share)	€ 77.7
EXPECTED MATURITY	5 years 6 months
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE BSA ( in euro per share)	€ 83.2
EXPECTED MATURITY	7 years